Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY INTERNATIONAL BOND FUNDS
Entity Central Index Key	0000880268
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000144189 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Investor Class
Trading Symbol	AEDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 456,938,643
Holdings Count | holding	145
Advisory Fees Paid, Amount	$ 511,555
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

C000189713 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	I Class
Trading Symbol	AEHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021.
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 456,938,643
Holdings Count | holding	145
Advisory Fees Paid, Amount	$ 511,555
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

C000189714 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Y Class
Trading Symbol	AEYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 456,938,643
Holdings Count | holding	145
Advisory Fees Paid, Amount	$ 511,555
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

C000144191 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	A Class
Trading Symbol	AEDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 456,938,643
Holdings Count | holding	145
Advisory Fees Paid, Amount	$ 511,555
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

C000144192 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	C Class
Trading Symbol	AEDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$96	1.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.91%
Net Assets	$ 456,938,643
Holdings Count | holding	145
Advisory Fees Paid, Amount	$ 511,555
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

C000144193 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	R Class
Trading Symbol	AEDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.41%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%
Net Assets	$ 456,938,643
Holdings Count | holding	145
Advisory Fees Paid, Amount	$ 511,555
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

C000144190 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	R5 Class
Trading Symbol	AEDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 456,938,643
Holdings Count | holding	145
Advisory Fees Paid, Amount	$ 511,555
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

C000144194 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	R6 Class
Trading Symbol	AEXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 456,938,643
Holdings Count | holding	145
Advisory Fees Paid, Amount	$ 511,555
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

C000194401 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	G Class
Trading Symbol	AEDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 456,938,643
Holdings Count | holding	145
Advisory Fees Paid, Amount	$ 511,555
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	78.4%
Corporate Bonds	12.8%
U.S. Treasury Securities	2.0%
Preferred Securities	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	0.3%

C000109545 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	Investor Class
Trading Symbol	AGBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 1,878,836,479
Holdings Count | holding	512
Advisory Fees Paid, Amount	$ 2,232,840
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

C000189710 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	I Class
Trading Symbol	AGBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 1,878,836,479
Holdings Count | holding	512
Advisory Fees Paid, Amount	$ 2,232,840
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

C000189711 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	Y Class
Trading Symbol	AGBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 1,878,836,479
Holdings Count | holding	512
Advisory Fees Paid, Amount	$ 2,232,840
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

C000109547 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	A Class
Trading Symbol	AGBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 1,878,836,479
Holdings Count | holding	512
Advisory Fees Paid, Amount	$ 2,232,840
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

C000109548 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	C Class
Trading Symbol	AGBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$92	1.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.85%
Net Assets	$ 1,878,836,479
Holdings Count | holding	512
Advisory Fees Paid, Amount	$ 2,232,840
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

C000109549 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	R Class
Trading Symbol	AGBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Net Assets	$ 1,878,836,479
Holdings Count | holding	512
Advisory Fees Paid, Amount	$ 2,232,840
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

C000109546 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	R5 Class
Trading Symbol	AGBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 1,878,836,479
Holdings Count | holding	512
Advisory Fees Paid, Amount	$ 2,232,840
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

C000131612 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	R6 Class
Trading Symbol	AGBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 1,878,836,479
Holdings Count | holding	512
Advisory Fees Paid, Amount	$ 2,232,840
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%

C000194400 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	G Class
Trading Symbol	AGBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 1,878,836,479
Holdings Count | holding	512
Advisory Fees Paid, Amount	$ 2,232,840
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.9%
Sovereign Governments and Agencies	21.8%
Collateralized Mortgage Obligations	11.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Convertible Preferred Securities	8.9%
Asset-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	2.9%
U.S. Treasury Securities	2.6%
Preferred Securities	2.6%
Municipal Securities	0.7%
Collateralized Loan Obligations	0.0%
Short-Term Investments	3.8%
Other Assets and Liabilities	(1.0)%